Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Federal deposit insurance corporation insurance limit		250,000
Acquisition associated issued	50.00%
Acquisition associated outstanding	50.00%
Total carrying value of investments				$ 391,217
Investment owned amount		0	0	95,274
Impairment loss			391,217	11,914,322
Cost method investment			0
Variable Interest Entity [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		20.00%
Total carrying value of investments		$ 0	0	391,217
Minimum [Member] | Variable Interest Entity [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		20.00%
Maximum [Member] | Variable Interest Entity [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		50.00%
Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss			$ 391,217	$ 6,210,783